Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of June 30, 2021 and December 31, 2020 consisted of:

	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred bonus and salaries payable	$2,305,496	$2,078,958
Research and development expenses payable	929,694	750,989
Professional fees payable	144,713	185,838
Cost of healthcare services payable	107,399	104,457
Insurance expenses payable	-	33,152
Others	49,935	87,378
	$3,537,237	$3,240,772